EDWARD JONES MONEY MARKET FUND

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 April 30, 2007




EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: EDWARD JONES MONEY MARKET FUND (the "Trust" or "Registrant")
            Investment Shares
            Retirement Shares
            1933 Act File No. 2-66437
            1940 Act File No. 811-2993

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated April 30, 2007, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 45 on April 27, 2007

     If you have any questions regarding this certification, please contact me at (412) 288-3310.

                                                 Very truly yours,



                                                 /s/ Nelson W. Winter
                                                 Nelson W. Winter
                                                 Assistant Secretary








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